RELATED PARTY TRANSACTIONS - Seatankers, Capesize Chartering, and United Freight Carriers (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2017 vessel
Related Party Transaction [Line Items]
Number of vessels acquired				16
CCL
Related Party Transaction [Line Items]
Number of vessels acquired	34
Dry Bulk Carriers | Seatankers
Related Party Transaction [Line Items]
Number of vessels under commercial management	12	25
Commercial management fee revenue per day for managing vessels | $	$ 125	$ 125	$ 125